Other Current Liabilities (Details) - CAD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Subclassifications of assets, liabilities and equities [abstract]
Long-term compensation liability	$ 2.3	$ 6.5
Lease liability	31.3	0.0
Decommissioning liability	35.0	26.9
Lease inducement	0.0	3.4
Onerous contracts provision	0.0	2.6
Other current liabilities	$ 68.6	$ 39.4